Other Payables - Schedule of Other Payables (Details) - Asian Equity Exchange Group Co LTD [Member]	Dec. 31, 2015 USD ($)
Accrued charges to third parties service providers	$ 16,346
Payables to suppliers of property and equipment	47,241
Salaries and wages accrued to employees	5,879
Other Payables	$ 69,466